Retirement benefit obligations - Schedule of Retirement Benefit Recognised in the Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Retirement benefit assets	£ 2,695	£ 3,028
Retirement benefit obligations	(120)	(122)
Total amounts recognised in the balance sheet	2,575	2,906
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Retirement benefit assets	2,695	3,028
Retirement benefit obligations	(83)	(83)
Total amounts recognised in the balance sheet	2,612	2,945	£ 3,532
Other retirement benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Total amounts recognised in the balance sheet	£ (37)	£ (39)